LVIP Macquarie Mid Cap Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.67%
Aerospace & Defense–1.30%
Curtiss-Wright Corp.	38,350	$12,605,262
		12,605,262
Automobile Components–0.40%
†Aptiv PLC	54,200	3,902,942
		3,902,942
Banks–4.63%
East West Bancorp, Inc.	177,000	14,644,980
KeyCorp	562,700	9,425,225
Synovus Financial Corp.	215,850	9,598,849
Webster Financial Corp.	241,300	11,246,993
		44,916,047
Beverages–0.65%
Constellation Brands, Inc. Class A	24,600	6,339,174
		6,339,174
Building Products–0.85%
Johnson Controls International PLC	106,495	8,265,077
		8,265,077
Capital Markets–3.32%
Affiliated Managers Group, Inc.	58,050	10,321,290
Raymond James Financial, Inc.	104,375	12,781,762
State Street Corp.	103,150	9,125,681
		32,228,733
Chemicals–2.12%
Celanese Corp.	66,900	9,095,724
Huntsman Corp.	258,200	6,248,440
Olin Corp.	109,450	5,251,411
		20,595,575
Communications Equipment–0.75%
†Ciena Corp.	118,250	7,283,018
		7,283,018
Construction & Engineering–3.52%
AECOM	124,850	12,893,260
MDU Resources Group, Inc.	192,900	5,287,389
Quanta Services, Inc.	53,790	16,037,488
		34,218,137
Construction Materials–1.86%
†Knife River Corp.	63,662	5,690,746
Vulcan Materials Co.	49,250	12,333,678
		18,024,424
Consumer Finance–2.08%
Ally Financial, Inc.	330,800	11,773,172
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	169,650	$8,462,142
		20,235,314
Consumer Staples Distribution & Retail–1.07%
†U.S. Foods Holding Corp.	168,650	10,371,975
		10,371,975
Containers & Packaging–2.79%
Berry Global Group, Inc.	118,832	8,078,199
Crown Holdings, Inc.	107,000	10,259,160
Graphic Packaging Holding Co.	296,500	8,773,435
		27,110,794
Electric Utilities–3.72%
Edison International	145,600	12,680,304
NRG Energy, Inc.	142,850	13,013,635
Xcel Energy, Inc.	159,850	10,438,205
		36,132,144
Electrical Equipment–3.28%
AMETEK, Inc.	78,350	13,453,479
†NEXTracker, Inc. Class A	101,226	3,793,950
Regal Rexnord Corp.	87,850	14,572,558
		31,819,987
Electronic Equipment, Instruments & Components–3.18%
†Flex Ltd.	334,291	11,175,348
†Keysight Technologies, Inc.	62,250	9,893,393
TD SYNNEX Corp.	81,850	9,828,548
		30,897,289
Entertainment–1.18%
Electronic Arts, Inc.	79,800	11,446,512
		11,446,512
Financial Services–0.71%
†Fiserv, Inc.	38,500	6,916,525
		6,916,525
Food Products–3.03%
Conagra Brands, Inc.	228,400	7,427,568
Hershey Co.	25,050	4,804,089
Kellanova	150,600	12,154,926
Tyson Foods, Inc. Class A	84,000	5,003,040
		29,389,623
Ground Transportation–0.70%
JB Hunt Transport Services, Inc.	39,400	6,789,802
		6,789,802
Health Care Equipment & Supplies–3.15%
STERIS PLC	41,600	10,089,664
Teleflex, Inc.	41,650	10,300,878
LVIP Macquarie Mid Cap Value Fund–1

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	94,550	$10,206,672
		30,597,214
Health Care Providers & Services–2.21%
Cencora, Inc.	48,750	10,972,650
Quest Diagnostics, Inc.	67,250	10,440,562
		21,413,212
Hotel & Resort REITs–1.13%
Host Hotels & Resorts, Inc.	625,550	11,009,680
		11,009,680
Hotels, Restaurants & Leisure–3.58%
Darden Restaurants, Inc.	53,570	8,792,444
Marriott International, Inc. Class A	70,090	17,424,374
Royal Caribbean Cruises Ltd.	47,900	8,495,544
		34,712,362
Household Durables–2.66%
Dr. Horton, Inc.	87,333	16,660,516
PulteGroup, Inc.	63,700	9,142,861
		25,803,377
Industrial REITs–1.25%
First Industrial Realty Trust, Inc.	217,300	12,164,454
		12,164,454
Insurance–7.56%
Allstate Corp.	53,300	10,108,345
Assurant, Inc.	55,850	11,106,331
Globe Life, Inc.	80,400	8,515,164
Hartford Financial Services Group, Inc.	159,950	18,811,719
Reinsurance Group of America, Inc.	65,150	14,194,230
Willis Towers Watson PLC	36,350	10,706,166
		73,441,955
IT Services–1.83%
†Akamai Technologies, Inc.	93,550	9,443,873
†Twilio, Inc. Class A	127,900	8,341,638
		17,785,511
Life Sciences Tools & Services–1.81%
Agilent Technologies, Inc.	55,100	8,181,248
†Avantor, Inc.	363,300	9,398,571
		17,579,819
Machinery–4.17%
ITT, Inc.	108,900	16,281,639
Oshkosh Corp.	87,500	8,768,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin Corp.	24,450	$15,447,999
		40,498,013
Media–0.72%
Interpublic Group of Cos., Inc.	221,550	7,007,627
		7,007,627
Metals & Mining–0.96%
Reliance, Inc.	32,250	9,327,023
		9,327,023
Multi-Utilities–4.13%
CMS Energy Corp.	194,750	13,755,192
Public Service Enterprise Group, Inc.	190,600	17,003,426
WEC Energy Group, Inc.	97,100	9,339,078
		40,097,696
Oil, Gas & Consumable Fuels–5.15%
APA Corp.	232,850	5,695,511
Cheniere Energy, Inc.	59,400	10,682,496
Coterra Energy, Inc.	364,600	8,732,170
Devon Energy Corp.	183,130	7,164,046
Targa Resources Corp.	63,000	9,324,630
Valero Energy Corp.	62,500	8,439,375
		50,038,228
Paper & Forest Products–1.22%
Louisiana-Pacific Corp.	110,150	11,836,719
		11,836,719
Passenger Airlines–0.73%
Delta Air Lines, Inc.	140,400	7,130,916
		7,130,916
Professional Services–3.18%
†CACI International, Inc. Class A	29,450	14,859,292
KBR, Inc.	246,020	16,023,283
		30,882,575
Residential REITs–1.08%
American Homes 4 Rent Class A	272,120	10,446,687
		10,446,687
Retail REITs–1.95%
Kimco Realty Corp.	370,050	8,592,561
Realty Income Corp.	162,397	10,299,218
		18,891,779
Semiconductors & Semiconductor Equipment–2.50%
†ON Semiconductor Corp.	119,800	8,698,678
†Qorvo, Inc.	53,950	5,573,035
LVIP Macquarie Mid Cap Value Fund–2

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	74,900	$10,031,357
		24,303,070
Specialized REITs–1.89%
Extra Space Storage, Inc.	45,118	8,129,812
VICI Properties, Inc.	307,160	10,231,500
		18,361,312
Specialty Retail–2.24%
†AutoZone, Inc.	3,100	9,765,124
Ross Stores, Inc.	79,600	11,980,596
		21,745,720
Trading Companies & Distributors–2.43%
United Rentals, Inc.	15,200	12,307,896
WESCO International, Inc.	67,378	11,318,156
		23,626,052
Total Common Stock (Cost $554,017,195)		958,189,355

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	114,562	$114,562
Total Money Market Fund (Cost $114,562)		114,562

	Principal Amount°
SHORT-TERM INVESTMENT–1.35%
Discounted Commercial Paper–1.35%
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.88% 10/1/24	13,045,000	13,045,000
		13,045,000
Total Short-Term Investment (Cost $13,045,000)		13,045,000

TOTAL INVESTMENTS–100.03% (Cost $567,176,757)	971,348,917
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(247,802)
NET ASSETS APPLICABLE TO 21,691,277 SHARES OUTSTANDING–100.00%	$971,101,115

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Mid Cap Value Fund–3